Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	€ 21,989	€ 13,578
Current portion of net trade accounts and notes receivable	9,143	10,744
Other receivables	884	1,018
Inventories	8,030	6,151
Deferred tax assets	12	47
Other assets, current portion	457	500
Short-term investment		1,000
Total current assets	40,514	33,039
Non-current assets:
Property and equipment, net	2,770	2,123
Intangible assets, net	149	39
Goodwill	2,412	2,412
Deposits and other non-current assets	448	376
Net Trade accounts and notes receivable, non-current	299	593
Total assets	46,591	38,581
Current liabilities:
Trade accounts and notes payable	5,960	6,098
Deferred revenues, current portion	1,878	1,597
Social security and other payroll withholdings taxes	1,214	1,211
Employee absences compensation	573	539
Income taxes payable	363	624
Other accrued liabilities	2,316	2,768
Short-term borrowings	1,629	2,814
Current portion of capital lease obligations	222	238
Current portion of financial instruments carried at fair value	640	172
Current portion of long-term debt	215	209
Total current liabilities	15,010	16,271
Non-current liabilities:
Deferred revenues, non-current	333	504
Capital lease obligations, non-current	313	294
Financial instruments carried at fair value, non-current	3,281	4,205
Long-term debt, non-current	384	592
Other long-term liabilities	2,818	2,285
Total liabilities	22,140	24,151
Shareholders’ equity:
Common stock, €0.13 par value; 29,098,144 shares issued and 28,727,616 shares outstanding;25,753,989 shares issued and 25,383,461 shares outstanding; at December 31, 2016 and 2015, respectively	3,783	3,348
Additional paid-in capital	64,685	58,560
Retained earnings	(38,927)	(42,769)
Cumulative other comprehensive loss	(3,948)	(3,567)
Treasury stock, at cost; 370,528 at December 31, 2016 and at December 31, 2015	(1,142)	(1,142)
Total shareholders’ equity	24,451	14,430
Total liabilities and shareholders’ equity	€ 46,591	€ 38,581